Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and the VIEs through which the Company conducts its business operations as of December 31, 2022 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Hangzhou NetEase Leihuo Technology Co., Ltd. (“HZ Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Schedule of combined financial information of the VIEs included in the accompanying consolidated financial statements of the Group

The following combined financial information of the VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	1,541,763	2,303,280
Time deposits	71,000	400,000
Restricted cash	2,846,372	2,654,971
Accounts receivable, net	3,924,446	3,542,272
Inventories	83,672	67,572
Prepayments and other current assets, net	2,522,572	1,867,110
Short-term investments	618,000	73,984
Amounts due from Group companies	7,581,649	9,917,091
Assets held for sale	204	—
Total current assets	19,189,678	20,826,280

Property, equipment and software, net	61,343	78,666
Operating lease right-of-use assets, net	58,872	54,653
Deferred tax assets	124,738	155,595
Restricted cash	479	200
Long-term investments	862,839	885,372
Other long-term assets	385,231	164,968
Total non-current assets	1,493,502	1,339,454

Total assets	20,683,180	22,165,734

Accounts payable	463,601	802,717
Salary and welfare payables	115,707	155,478
Taxes payable	157,137	41,352
Short-term loans	52,963	422
Contract liabilities	10,751,917	11,465,101
Accrued liabilities and other payables	2,945,930	3,809,049
Short-term operating lease liabilities	24,991	20,690
Amounts due to Group companies	3,904,328	3,937,784
Total current liabilities	18,416,574	20,232,593

Long-term operating lease liabilities	34,077	34,291
Other long-term payable	257,874	263,373
Total non-current liabilities	291,951	297,664

Total liabilities	18,708,525	20,530,257

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Third-party revenues	61,470,764	74,406,521	82,549,444
Intra-Group revenues	720,398	808,648	817,962
Total net revenues	62,191,162	75,215,169	83,367,406

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(15,430,950)	(17,651,675)	(18,358,287)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(45,835,734)	(56,822,482)	(64,777,586)
Other intra-Group cost of revenues and operating expenses	(217,463)	(168,850)	(185,608)
Total cost of revenues and operating expenses	(61,484,147)	(74,643,007)	(83,321,481)

Net income	712,015	624,299	(81,329)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	51,605,737	61,272,031	67,459,864
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(49,435,342)	(59,439,552)	(66,970,818)
Net cash (used in)/ provided by other transactions with intra-Group companies	(498,938)	(283,621)	299,452
Net cash provided by operating activities	1,671,457	1,548,858	788,498

Cash flows from investing activities:
Net cash used in transactions with third-parties	(263,766)	(39,430)	(71,832)
Net cash used in investing activities	(263,766)	(39,430)	(71,832)

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group companies	273,889	(622,809)	(105,448)
Net cash used in transactions with third-parties	—	(678,287)	(52,541)
Net cash provided by/(used in) financing activities	273,889	(1,301,096)	(157,989)